iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
AeroVironment, Inc. ....................... 9,077 $ 1,249,086
Aersale Corp. ........................... 46,064 642,593
Archer Aviation, Inc. , Class A ................. 104,359 624,067
BWX Technologies, Inc. .................... 43,263 3,375,812
Curtiss-Wright Corp. ....................... 11,693 2,501,133
Ducommun, Inc. ......................... 13,228 666,426
Hexcel Corp. ............................ 40,995 2,841,363
Kratos Defense & Security Solutions, Inc.
(a)
....... 48,874 931,050
Leonardo DRS, Inc. ....................... 43,308 798,166
Mercury Systems, Inc. ..................... 37,032 1,269,827
Moog, Inc. , Class A ....................... 19,599 2,744,056
Parsons Corp. ........................... 13,969 870,129
Rocket Lab USA, Inc. ...................... 150,907 660,973
Spirit AeroSystems Holdings, Inc. , Class A ........ 25,349 696,844
V2X, Inc.
(a)
............................. 20,310 861,144
Woodward, Inc. .......................... 18,377 2,484,203
23,216,872
a
Air Freight & Logistics  —  0 .2%
GXO Logistics, Inc.
(a)
...................... 47,289 2,660,479
a
Automobile Components  —  0 .9%
American Axle & Manufacturing Holdings, Inc. ..... 90,574 630,395
Autoliv, Inc. ............................. 9,737 1,008,948
Dana, Inc. .............................. 52,859 698,267
Dorman Products, Inc. ..................... 8,967 645,983
Fox Factory Holding Corp. ................... 10,804 675,358
Gentherm, Inc.
(b)
......................... 17,445 801,075
Goodyear Tire & Rubber Co. (The) ............. 70,441 978,426
LCI Industries ........................... 19,185 2,081,764
Luminar Technologies, Inc. , Class A
(a)
........... 230,394 575,985
Modine Manufacturing Co. ................... 24,865 1,223,358
QuantumScape Corp. , Class A
(a)
............... 107,676 682,666
Visteon Corp. ........................... 15,087 1,790,374
XPEL, Inc. ............................. 14,049 642,039
12,434,638
a
Automobiles  —  0 .5%
Harley-Davidson, Inc. ...................... 98,812 2,963,372
Thor Industries, Inc. ....................... 21,806 2,160,320
Winnebago Industries, Inc. .................. 26,747 1,728,659
6,852,351
a
Banks  —  6 .9%
Amalgamated Financial Corp. ................ 51,451 1,080,471
Ameris Bancorp .......................... 26,194 1,115,341
Associated Banc-Corp. ..................... 99,424 1,763,782
Atlantic Union Bankshares Corp. .............. 49,416 1,510,647
Banc of California, Inc. ..................... 61,192 707,380
Bancorp, Inc. (The)
(a) (b)
..................... 28,360 1,106,324
Bank of Hawaii Corp. ...................... 20,323 1,180,157
Bank OZK ............................. 47,456 1,986,508
BankUnited, Inc. ......................... 25,159 694,137
Banner Corp. ........................... 44,000 1,986,160
Berkshire Hills Bancorp, Inc. ................. 79,102 1,655,605
BOK Financial Corp. ....................... 9,847 706,719
Cadence Bank .......................... 69,173 1,732,784
Cambridge Bancorp ....................... 11,264 658,156
Camden National Corp. .................... 22,849 771,154
Central Pacific Financial Corp. ................ 25,237 443,414
Columbia Banking System, Inc. ............... 76,405 1,713,764
Comerica, Inc. ........................... 53,238 2,407,422
Commerce Bancshares, Inc. ................. 49,909 2,523,898
Security Shares Value
a
Banks (continued)
Community Bank System, Inc. ................ 18,018 $ 799,278
Cullen/Frost Bankers, Inc. ................... 12,838 1,261,847
Customers Bancorp, Inc.
(b)
................... 14,461 651,757
CVB Financial Corp. ....................... 65,913 1,178,524
East West Bancorp, Inc. .................... 65,515 4,122,204
Enterprise Financial Services Corp. ............ 28,709 1,125,680
First BanCorp ........................... 73,550 1,103,250
First Financial Bancorp ..................... 38,289 773,821
First Financial Bankshares, Inc. ............... 26,716 701,295
First Hawaiian, Inc. ....................... 65,669 1,290,396
First Horizon Corp. ........................ 196,413 2,512,122
First Interstate BancSystem, Inc. , Class A ........ 72,975 1,889,323
FNB Corp. ............................. 73,018 875,486
Fulton Financial Corp. ...................... 96,992 1,380,196
Glacier Bancorp, Inc. ...................... 81,048 2,725,644
Hancock Whitney Corp. .................... 27,853 1,148,936
Hanmi Financial Corp. ..................... 39,463 656,664
Independent Bank Corp. .................... 78,929 2,479,156
International Bancshares Corp. ............... 16,224 727,971
National Bank Holdings Corp. , Class A .......... 21,142 697,897
NBT Bancorp, Inc. ........................ 22,201 788,802
New York Community Bancorp, Inc. ............ 131,435 1,236,803
Old National Bancorp ...................... 138,106 2,056,398
Pinnacle Financial Partners, Inc. ............... 39,856 2,892,350
Popular, Inc. ............................ 16,424 1,211,927
Provident Financial Services, Inc. .............. 42,329 644,247
Renasant Corp. .......................... 38,719 1,054,706
Sandy Spring Bancorp, Inc. .................. 38,751 853,297
ServisFirst Bancshares, Inc. ................. 13,007 665,438
SouthState Corp. ......................... 39,082 2,894,022
Synovus Financial Corp. .................... 96,004 2,955,963
Texas Capital Bancshares, Inc. ............... 13,040 715,635
UMB Financial Corp. ...................... 37,321 2,674,423
United Bankshares, Inc. .................... 60,913 2,016,829
United Community Banks, Inc. ................ 31,596 778,841
Valley National Bancorp .................... 254,075 2,312,083
Veritex Holdings, Inc. ...................... 38,334 733,713
Webster Financial Corp. .................... 78,647 3,527,318
Western Alliance Bancorp ................... 40,580 2,078,508
Wintrust Financial Corp. .................... 11,307 968,671
WSFS Financial Corp. ..................... 19,419 748,991
Zions Bancorp NA ........................ 69,410 2,473,078
90,127,313
a
Beverages  —  0 .1%
Boston Beer Co., Inc. (The) , Class A , NVS ........ 1,891 670,851
MGP Ingredients, Inc.
(a)
..................... 7,138 609,942
1,280,793
a
Biotechnology  —  4 .5%
ACADIA Pharmaceuticals, Inc.
(b)
............... 28,445 633,755
Alector, Inc.
(b)
........................... 132,441 717,830
Alkermes PLC
(b)
.......................... 54,435 1,314,061
Alpine Immune Sciences, Inc. ................ 46,275 717,262
Anavex Life Sciences Corp.
(a)
................. 92,884 669,694
Apellis Pharmaceuticals, Inc. ................. 22,274 1,199,900
Arcellx, Inc.
(b)
........................... 13,284 697,808
Arcturus Therapeutics Holdings, Inc.
(a)
........... 26,681 638,743
Arrowhead Pharmaceuticals, Inc.
(b)
............. 34,592 733,350
Beam Therapeutics, Inc. .................... 21,101 592,516
Biohaven Ltd. ........................... 32,358 1,078,169
Blueprint Medicines Corp. ................... 13,384 932,062
Bridgebio Pharma, Inc. ..................... 22,890 657,172
Cabaletta Bio, Inc. ........................ 32,740 525,477

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Celldex Therapeutics, Inc. ................... 24,123 $ 728,756
Cerevel Therapeutics Holdings, Inc. ............ 26,535 688,053
Crinetics Pharmaceuticals, Inc. ............... 21,558 685,329
CRISPR Therapeutics AG
(a)
.................. 31,420 2,096,657
Cytokinetics, Inc. ......................... 32,397 1,084,652
Day One Biopharmaceuticals, Inc. ............. 53,589 620,561
Denali Therapeutics, Inc.
(a)
.................. 43,718 809,657
Disc Medicine, Inc. ........................ 12,714 701,558
Dynavax Technologies Corp.
(a) (b)
............... 48,376 662,751
Editas Medicine, Inc. ...................... 60,162 633,506
Exelixis, Inc. ............................ 63,580 1,386,680
Geron Corp. ............................ 323,746 624,830
Halozyme Therapeutics, Inc.
(a) (b)
............... 39,013 1,506,292
Ideaya Biosciences, Inc.
(a)
................... 30,560 961,112
ImmunoGen, Inc. ......................... 67,087 1,969,003
Immunovant, Inc. ......................... 21,406 837,617
Insmed, Inc. ............................ 35,316 883,606
Intellia Therapeutics, Inc.
(a) (b)
................. 33,974 1,006,650
Ionis Pharmaceuticals, Inc.
(a)
................. 23,562 1,165,612
Karuna Therapeutics, Inc. ................... 12,082 2,310,199
Keros Therapeutics, Inc. .................... 21,740 659,592
Krystal Biotech, Inc.
(a)
...................... 6,220 648,311
Kymera Therapeutics, Inc.
(a)
.................. 31,176 647,214
Madrigal Pharmaceuticals, Inc. ................ 3,411 693,456
MannKind Corp. ......................... 173,361 627,567
Merus NV
(a)
............................. 26,896 665,407
Mirati Therapeutics, Inc. .................... 16,524 937,737
MoonLake Immunotherapeutics ............... 15,250 669,627
Morphic Holding, Inc. ...................... 27,012 640,184
Mural Oncology PLC
(b)
..................... 1,415 5,108
Myriad Genetics, Inc.
(b)
..................... 36,203 691,115
Natera, Inc. ............................. 26,849 1,502,202
Nuvalent, Inc. , Class A
(b)
.................... 10,743 702,270
Point Biopharma Global, Inc. ................. 48,650 661,640
Protagonist Therapeutics, Inc. ................ 37,837 689,012
Prothena Corp. PLC ....................... 28,216 919,277
PTC Therapeutics, Inc.
(a)
.................... 29,422 677,294
Recursion Pharmaceuticals, Inc. , Class A
(a)
....... 94,788 649,298
Revolution Medicines, Inc. ................... 29,880 697,100
Rocket Pharmaceuticals, Inc. ................. 32,487 757,922
Roivant Sciences, Ltd. ..................... 76,174 728,223
Sarepta Therapeutics, Inc.
(a)
................. 24,842 2,019,158
Scholar Rock Holding Corp. .................. 55,298 696,202
SpringWorks Therapeutics, Inc. ............... 29,519 897,082
Syndax Pharmaceuticals, Inc. ................ 42,125 701,171
Twist Bioscience Corp. ..................... 26,246 631,216
Ultragenyx Pharmaceutical, Inc. ............... 29,120 1,131,312
Vaxcyte, Inc. ............................ 31,996 1,656,433
Verve Therapeutics, Inc. .................... 52,573 593,023
Viking Therapeutics, Inc.
(a)
................... 55,382 676,768
Viridian Therapeutics, Inc. ................... 40,213 673,166
Xencor, Inc.
(a) (b)
.......................... 33,334 611,346
Xenon Pharmaceuticals, Inc. ................. 36,662 1,341,096
58,968,409
a
Broadline Retail  —  0 .4%
Kohl's Corp. ............................ 39,764 932,466
Macy's, Inc. ............................ 131,527 2,086,018
Nordstrom, Inc. .......................... 43,245 675,487
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 14,070 1,030,909
4,724,880
a
Building Products  —  1 .7%
AAON, Inc. ............................. 29,313 1,834,994
Advanced Drainage Systems, Inc.
(a)
............ 28,129 3,406,703
Security Shares Value
a
Building Products (continued)
American Woodmark Corp. .................. 8,740 $ 632,776
Armstrong World Industries, Inc. ............... 27,841 2,361,195
AZEK Co., Inc. (The) , Class A
(a)
............... 47,563 1,640,448
AZZ, Inc. .............................. 19,561 961,814
Gibraltar Industries, Inc. .................... 12,080 811,655
Hayward Holdings, Inc.
(a)
.................... 55,752 657,316
JELD-WEN Holding, Inc.
(a) (b)
.................. 41,555 664,049
Masonite International Corp. ................. 7,515 667,708
Resideo Technologies, Inc. .................. 144,267 2,370,307
Simpson Manufacturing Co., Inc. .............. 9,567 1,597,402
Trex Co., Inc.
(a)
.......................... 26,349 1,851,544
UFP Industries, Inc. ....................... 5,867 643,199
Zurn Elkay Water Solutions Corp. .............. 82,435 2,426,887
22,527,997
a
Capital Markets  —  2 .0%
Affiliated Managers Group, Inc. ............... 21,745 2,947,535
Artisan Partners Asset Management, Inc. , Class A ... 34,636 1,304,045
BGC Group, Inc. , Class A ................... 102,187 664,216
Donnelley Financial Solutions, Inc.
(b)
............ 27,455 1,620,394
Evercore, Inc. , Class A ..................... 7,295 1,076,377
Interactive Brokers Group, Inc. , Class A .......... 29,637 2,306,944
Invesco Ltd. ............................ 220,143 3,141,441
Janus Henderson Group PLC ................ 171,098 4,481,057
Jefferies Financial Group, Inc. ................ 30,084 1,066,177
Morningstar, Inc. ......................... 8,826 2,500,935
Piper Sandler Companies ................... 4,785 740,383
PJT Partners, Inc. , Class A .................. 11,764 1,059,466
Stifel Financial Corp. ...................... 27,775 1,694,831
Virtus Investment Partners, Inc. ............... 3,662 716,360
WisdomTree, Inc. ......................... 100,324 653,109
25,973,270
a
Chemicals  —  2 .0%
Ashland, Inc. ............................ 8,480 677,722
Avient Corp. ............................ 22,581 775,657
Axalta Coating Systems Ltd. ................. 123,537 3,887,709
Balchem Corp. .......................... 14,232 1,775,015
Cabot Corp. ............................ 16,029 1,216,601
Chemours Co. (The) ....................... 43,420 1,191,011
Element Solutions, Inc. ..................... 78,056 1,636,054
Ginkgo Bioworks Holdings, Inc. , Class A
(a)
........ 424,549 547,668
Hawkins, Inc. ........................... 17,798 1,093,509
HB Fuller Co. ........................... 21,304 1,612,287
Huntsman Corp. ......................... 35,670 877,482
Innospec, Inc. ........................... 17,141 1,801,005
Koppers Holdings, Inc. ..................... 34,186 1,544,182
Livent Corp. ............................ 55,426 762,662
Minerals Technologies, Inc. .................. 23,621 1,479,619
Orion SA .............................. 27,981 666,787
Scotts Miracle-Gro Co. (The) , Class A ........... 11,562 643,541
Sensient Technologies Corp. ................. 15,365 890,248
Stepan Co. ............................. 18,887 1,559,500
Tronox Holdings PLC ...................... 77,751 991,325
25,629,584
a
Commercial Services & Supplies  —  1 .3%
ABM Industries, Inc. ....................... 25,819 1,058,321
ACCO Brands Corp. ....................... 123,000 661,740
ACV Auctions, Inc. , Class A .................. 45,211 706,648
Brady Corp. , Class A ...................... 20,468 1,151,735
Cimpress PLC ........................... 8,961 631,661
Clean Harbors, Inc. ....................... 7,341 1,186,746
Deluxe Corp. ............................ 35,587 650,886
Healthcare Services Group, Inc. ............... 65,261 633,684

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
HNI Corp. .............................. 26,414 $ 1,031,995
Interface, Inc. ........................... 64,311 650,184
Matthews International Corp. , Class A ........... 18,547 633,380
MillerKnoll, Inc. .......................... 28,866 744,743
MSA Safety, Inc. ......................... 13,569 2,362,906
OPENLANE, Inc. ......................... 80,207 1,172,626
Pitney Bowes, Inc. ........................ 86,602 349,872
Tetra Tech, Inc. .......................... 11,860 1,875,659
Vestis Corp. ............................ 40,565 742,745
Viad Corp. ............................. 19,474 648,484
VSE Corp. ............................. 10,438 630,768
17,524,783
a
Communications Equipment  —  0 .6%
Calix, Inc. .............................. 24,847 958,846
Ciena Corp. ............................ 42,666 1,956,236
CommScope Holding Co., Inc. ................ 327,768 547,373
Digi International, Inc. ...................... 26,033 612,817
Harmonic, Inc. ........................... 79,355 877,666
Infinera Corp.
(a)
.......................... 154,205 599,857
Lumentum Holdings, Inc. .................... 20,453 875,388
NETGEAR, Inc. .......................... 50,848 693,567
Ribbon Communications, Inc. ................ 308,619 657,358
Viasat, Inc.
(a)
............................ 32,608 666,834
8,445,942
a
Construction & Engineering  —  2 .2%
API Group Corp. ......................... 20,680 627,638
Arcosa, Inc. ............................ 21,176 1,571,259
Argan, Inc. ............................. 18,903 881,636
Comfort Systems USA, Inc. .................. 17,639 3,414,558
Dycom Industries, Inc. ..................... 8,094 840,724
EMCOR Group, Inc. ....................... 22,621 4,807,415
Fluor Corp. ............................. 31,769 1,208,175
Granite Construction, Inc. ................... 18,867 866,939
Great Lakes Dredge & Dock Corp. ............. 99,264 667,054
MasTec, Inc. ............................ 20,727 1,256,885
MDU Resources Group, Inc. ................. 190,454 3,645,290
MYR Group, Inc.
(b)
........................ 18,636 2,318,691
Primoris Services Corp. .................... 26,557 806,270
Sterling Infrastructure, Inc.
(b)
................. 14,869 944,330
Valmont Industries, Inc. ..................... 7,618 1,672,684
WillScot Mobile Mini Holdings Corp. , Class A ...... 91,740 3,827,393
29,356,941
a
Construction Materials  —  0 .3%
Knife River Corp. ......................... 22,699 1,354,676
Summit Materials, Inc. , Class A ............... 90,749 3,148,083
4,502,759
a
Consumer Finance  —  0 .8%
Credit Acceptance Corp.
(a)
................... 1,531 699,667
Encore Capital Group, Inc.
(a)
................. 30,341 1,359,277
Green Dot Corp. , Class A
(b)
.................. 13,074 104,853
OneMain Holdings, Inc. ..................... 57,822 2,445,871
PRA Group, Inc. ......................... 35,899 665,208
PROG Holdings, Inc.
(b)
..................... 23,152 631,124
SLM Corp. ............................. 107,725 1,619,107
SoFi Technologies, Inc.
(a)
.................... 244,799 1,784,585
Upstart Holdings, Inc.
(a)
..................... 25,303 677,108
9,986,800
a
Consumer Staples Distribution & Retail  —  1 .5%
Andersons, Inc. (The) ...................... 19,734 983,937
BJ's Wholesale Club Holdings, Inc. ............. 47,716 3,081,499
Casey's General Stores, Inc. ................. 18,870 5,196,798
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Grocery Outlet Holding Corp. ................. 23,264 $ 656,278
PriceSmart, Inc. .......................... 9,794 660,018
Sprouts Farmers Market, Inc.
(a) (b)
.............. 76,215 3,283,342
U.S. Foods Holding Corp.
(b)
.................. 107,766 4,723,384
United Natural Foods, Inc. ................... 44,182 642,848
19,228,104
a
Containers & Packaging  —  1 .1%
AptarGroup, Inc. ......................... 26,693 3,387,075
Berry Global Group, Inc. .................... 44,949 2,972,028
Graphic Packaging Holding Co. ............... 170,440 3,863,875
Greif, Inc. , Class A ........................ 10,736 750,447
Greif, Inc. , Class B ........................ 12,522 872,157
Myers Industries, Inc. ...................... 38,788 683,444
Sealed Air Corp. ......................... 36,371 1,214,064
Sonoco Products Co. ...................... 23,384 1,289,861
15,032,951
a
Diversified Consumer Services  —  1 .6%
ADT, Inc. .............................. 204,532 1,200,603
Adtalem Global Education, Inc. ............... 11,658 664,156
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 31,473 2,751,999
Carriage Services, Inc. ..................... 29,630 669,342
Chegg, Inc.
(a) (b)
.......................... 105,313 1,045,758
Coursera, Inc. ........................... 38,925 768,769
Duolingo, Inc. , Class A
(a)
.................... 7,888 1,674,543
European Wax Center, Inc. , Class A ............ 49,866 712,086
Frontdoor, Inc.
(b)
.......................... 50,917 1,747,981
Grand Canyon Education, Inc.
(b)
............... 8,036 1,098,682
H&R Block, Inc. .......................... 59,798 2,716,025
Rover Group, Inc. , Class A .................. 78,222 855,749
Service Corp. International .................. 58,291 3,571,490
Stride, Inc. ............................. 20,844 1,262,729
20,739,912
a
Diversified REITs  —  0 .3%
American Assets Trust, Inc. .................. 34,442 693,662
Empire State Realty Trust, Inc. , Class A .......... 117,767 1,055,192
Essential Properties Realty Trust, Inc. ........... 76,479 1,816,376
3,565,230
a
Diversified Telecommunication Services  —  0 .4%
Cogent Communications Holdings, Inc. .......... 12,100 772,706
Frontier Communications Parent, Inc.
(a) (b)
......... 59,357 1,299,325
Iridium Communications, Inc. ................. 62,952 2,398,471
Lumen Technologies, Inc. ................... 475,731 623,207
Shenandoah Telecommunications Co. ........... 28,284 629,885
5,723,594
a
Electrical Equipment  —  1 .7%
Acuity Brands, Inc. ........................ 22,012 3,945,871
Array Technologies, Inc. .................... 54,931 849,783
Atkore, Inc.
(b)
............................ 17,331 2,251,297
Bloom Energy Corp. , Class A
(a)
................ 59,062 852,855
Enovix Corp.
(a)
........................... 56,061 620,595
Generac Holdings, Inc.
(b)
.................... 20,211 2,366,102
NEXTracker, Inc. , Class A ................... 18,386 747,207
nVent Electric PLC ........................ 61,364 3,267,633
Plug Power, Inc.
(a)
........................ 230,247 930,198
Powell Industries, Inc. ...................... 7,719 641,912
Regal Rexnord Corp. ...................... 19,685 2,358,263
Sensata Technologies Holding PLC ............ 20,269 658,945
Shoals Technologies Group, Inc. , Class A
(a)
....... 49,435 684,675
Stem, Inc.
(a)
............................. 224,550 644,459

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
Sunrun, Inc.
(a)
........................... 77,088 $ 994,435
21,814,230
a
Electronic Equipment, Instruments & Components  —  3 .4%
Advanced Energy Industries, Inc.
(a)
............. 15,137 1,438,772
Arrow Electronics, Inc. ..................... 11,561 1,370,672
Avnet, Inc. ............................. 70,607 3,301,583
Badger Meter, Inc. ........................ 24,492 3,609,386
Belden, Inc. ............................ 20,022 1,330,262
Benchmark Electronics, Inc. ................. 68,433 1,707,403
Cognex Corp. ........................... 46,389 1,748,865
Coherent Corp. .......................... 47,350 1,742,007
CTS Corp. ............................. 22,415 868,581
ePlus, Inc.
(b)
............................ 13,319 845,490
Fabrinet ............................... 10,890 1,763,091
Flex Ltd. ............................... 181,876 4,628,744
Insight Enterprises, Inc.
(b)
................... 17,623 2,668,475
IPG Photonics Corp. ....................... 6,820 653,083
Itron, Inc. .............................. 28,515 1,921,341
Kimball Electronics, Inc. .................... 45,817 1,128,931
Knowles Corp.
(b)
......................... 40,875 648,686
Littelfuse, Inc. ........................... 9,762 2,272,594
Methode Electronics, Inc. ................... 27,268 647,070
Mirion Technologies, Inc. , Class A
(a)
............ 89,568 799,842
Novanta, Inc.
(a)
.......................... 18,429 2,661,885
PAR Technology Corp. ..................... 17,080 629,056
Plexus Corp. ............................ 20,822 2,121,554
Rogers Corp. ........................... 9,541 1,234,605
ScanSource, Inc. ......................... 20,988 701,629
Vontier Corp. ............................ 67,007 2,260,146
44,703,753
a
Energy Equipment & Services  —  1 .8%
Archrock, Inc. ........................... 81,183 1,176,342
Cactus, Inc. , Class A ...................... 29,056 1,234,589
ChampionX Corp. ........................ 96,894 2,840,932
Core Laboratories, Inc.
(a)
.................... 53,586 949,008
Dril-Quip, Inc.
(b)
.......................... 31,315 695,819
Expro Group Holdings NV
(b)
.................. 61,633 958,393
Helix Energy Solutions Group, Inc.
(a) (b)
........... 71,020 661,906
Noble Corp. PLC , Class A ................... 22,211 1,024,816
NOV, Inc. .............................. 166,964 3,142,263
Oceaneering International, Inc. ................ 52,559 1,085,869
Patterson-UTI Energy, Inc. .................. 53,704 628,874
TechnipFMC PLC ........................ 208,486 4,319,830
Transocean, Ltd.
(a) (b)
....................... 161,598 1,027,763
Valaris, Ltd.
(b)
........................... 12,332 845,975
Weatherford International PLC
(b)
............... 27,579 2,501,140
23,093,519
a
Entertainment  —  0 .4%
AMC Entertainment Holdings, Inc. , Class A
(a)
...... 91,532 608,688
Cinemark Holdings, Inc. .................... 46,113 657,110
Endeavor Group Holdings, Inc. , Class A .......... 27,480 668,039
IMAX Corp. ............................. 62,595 998,390
Lions Gate Entertainment Corp. , Class A ......... 69,582 614,409
TKO Group Holdings, Inc. , Class A ............. 18,536 1,433,389
4,980,025
a
Equity Real Estate Investment Trusts (REITs)  —  0 .2%
Armada Hoffler Properties, Inc. ............... 62,134 682,231
Paramount Group, Inc. ..................... 141,984 667,325
Terreno Realty Corp. ...................... 23,335 1,332,662
2,682,218
a
Security Shares Value
a
Financial Services  —  2 .1%
Affirm Holdings, Inc. , Class A
(a)
................ 64,572 $ 2,221,922
AvidXchange Holdings, Inc. .................. 69,543 742,024
Essent Group Ltd. ........................ 24,699 1,193,950
EVERTEC, Inc. .......................... 18,399 680,211
Federal Agricultural Mortgage Corp. , Class C ...... 5,825 966,018
Flywire Corp. ........................... 41,275 961,707
Jackson Financial, Inc. , Class A ............... 28,055 1,339,065
Marqeta, Inc. , Class A ...................... 108,259 687,445
MGIC Investment Corp. .................... 167,450 2,945,445
Mr Cooper Group, Inc.
(b)
.................... 12,470 754,684
PennyMac Financial Services, Inc. ............. 21,059 1,638,180
Radian Group, Inc. ........................ 47,369 1,217,857
Remitly Global, Inc.
(a)
...................... 30,936 666,361
Rocket Companies, Inc. , Class A .............. 73,874 689,983
Shift4 Payments, Inc. , Class A ................ 10,029 660,109
Voya Financial, Inc. ....................... 47,623 3,405,521
Walker & Dunlop, Inc. ...................... 9,489 797,266
Western Union Co. (The) ................... 140,346 1,632,224
WEX, Inc.
(a)
............................. 21,553 3,805,829
27,005,801
a
Food Products  —  1 .1%
Cal-Maine Foods, Inc. ...................... 13,779 660,290
Flowers Foods, Inc. ....................... 95,942 1,996,553
Freshpet, Inc. ........................... 22,615 1,604,534
Hain Celestial Group, Inc. (The) ............... 83,438 881,940
Ingredion, Inc. ........................... 44,455 4,556,193
Mission Produce, Inc.
(a)
..................... 74,600 631,116
Post Holdings, Inc.
(a) (b)
...................... 8,209 701,295
Simply Good Foods Co. (The) ................ 21,506 833,142
TreeHouse Foods, Inc. ..................... 28,052 1,141,997
Vital Farms, Inc. ......................... 50,948 678,627
WK Kellogg Co .......................... 58,365 653,688
14,339,375
a
Gas Utilities  —  1 .4%
Chesapeake Utilities Corp. .................. 8,275 791,090
National Fuel Gas Co. ..................... 54,310 2,758,405
New Jersey Resources Corp. ................. 83,667 3,530,747
Northwest Natural Holding Co. ................ 37,399 1,369,551
ONE Gas, Inc. ........................... 51,263 2,954,287
Southwest Gas Holdings, Inc. ................ 29,762 1,759,232
Spire, Inc. .............................. 30,617 1,867,943
UGI Corp. .............................. 138,634 3,048,562
18,079,817
a
Ground Transportation  —  1 .8%
ArcBest Corp. ........................... 10,645 1,268,778
Avis Budget Group, Inc. .................... 8,272 1,512,535
Hertz Global Holdings, Inc. .................. 72,706 606,368
Landstar System, Inc. ...................... 19,887 3,433,490
Lyft, Inc. , Class A ......................... 93,568 1,097,553
RXO, Inc. .............................. 63,023 1,320,962
Ryder System, Inc. ........................ 26,419 2,830,532
Saia, Inc. .............................. 8,894 3,472,129
Schneider National, Inc. , Class B .............. 112,671 2,594,813
Werner Enterprises, Inc. .................... 44,718 1,789,167
XPO, Inc.
(a)
............................. 37,007 3,192,964
23,119,291
a
Health Care Equipment & Supplies  —  3 .0%
Alphatec Holdings, Inc. ..................... 57,239 679,427
Artivion, Inc.
(b)
........................... 45,897 814,213
AtriCure, Inc.
(a)
.......................... 18,721 664,221
Axonics, Inc. ............................ 11,148 624,177

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
CONMED Corp. .......................... 9,713 $ 1,041,913
Dentsply Sirona, Inc. ...................... 52,200 1,657,350
Embecta Corp. .......................... 40,165 736,626
Enovis Corp.
(a)
........................... 17,093 845,420
Envista Holdings Corp. ..................... 61,866 1,403,740
Establishment Labs Holdings, Inc.
(a)
............ 29,572 758,522
Glaukos Corp.
(a)
.......................... 23,202 1,482,376
Globus Medical, Inc. , Class A ................. 22,149 994,933
Haemonetics Corp.
(b)
...................... 19,383 1,567,503
Inari Medical, Inc. ........................ 22,318 1,332,161
Inspire Medical Systems, Inc.
(b)
............... 6,595 958,319
Integer Holdings Corp.
(b)
.................... 17,714 1,545,015
Integra LifeSciences Holdings Corp. ............ 42,600 1,669,494
iRhythm Technologies, Inc. .................. 7,791 664,416
Lantheus Holdings, Inc.
(b)
................... 20,214 1,447,727
LivaNova PLC
(b)
.......................... 14,022 628,887
Masimo Corp. ........................... 6,816 639,068
Merit Medical Systems, Inc.
(b)
................. 24,950 1,785,422
Neogen Corp.
(a) (b)
......................... 45,705 775,614
Novocure Ltd. ........................... 53,473 656,114
Omnicell, Inc.
(b)
.......................... 23,733 791,733
OraSure Technologies, Inc. .................. 89,918 658,200
Orthofix Medical, Inc.
(a)
..................... 59,881 661,685
Paragon 28, Inc. ......................... 62,495 690,570
Penumbra, Inc. .......................... 12,068 2,680,182
PROCEPT BioRobotics Corp.
(a)
............... 19,633 727,795
QuidelOrtho Corp.
(b)
....................... 14,732 1,012,530
RxSight, Inc. ............................ 22,920 691,267
Shockwave Medical, Inc. .................... 13,177 2,300,045
SI-BONE, Inc.
(a)
.......................... 36,134 685,101
Sight Sciences, Inc. ....................... 8,772 29,913
STAAR Surgical Co.
(a) (b)
..................... 18,841 590,854
Tandem Diabetes Care, Inc.
(a) (b)
............... 35,337 715,221
TransMedics Group, Inc. .................... 9,280 702,310
UFP Technologies, Inc.
(b)
.................... 3,898 648,861
Varex Imaging Corp.
(a)
..................... 34,732 654,698
39,613,623
a
Health Care Providers & Services  —  3 .0%
Acadia Healthcare Co., Inc. .................. 41,635 3,038,939
Addus HomeCare Corp.
(b)
................... 7,363 642,054
agilon health, Inc.
(a)
....................... 106,439 1,130,382
Amedisys, Inc. ........................... 13,570 1,269,881
AMN Healthcare Services, Inc.
(a) (b)
............. 27,023 1,832,159
Apollo Medical Holdings, Inc.
(a) (b)
............... 19,142 636,089
Brookdale Senior Living, Inc. ................. 117,236 621,351
Castle Biosciences, Inc. .................... 32,371 647,096
Chemed Corp. ........................... 4,048 2,295,216
CorVel Corp.
(b)
........................... 6,455 1,348,191
Cross Country Healthcare, Inc.
(a) (b)
............. 30,550 619,248
DocGo, Inc.
(a)
........................... 112,890 637,828
Encompass Health Corp. ................... 46,233 3,013,005
Enhabit, Inc. ............................ 64,731 690,032
Ensign Group, Inc. (The)
(a)
................... 23,962 2,565,611
Fulgent Genetics, Inc.
(b)
.................... 23,656 652,432
Guardant Health, Inc. ...................... 29,657 746,467
HealthEquity, Inc. ......................... 28,146 1,886,345
NeoGenomics, Inc. ....................... 50,174 911,662
Option Care Health, Inc.
(b)
................... 55,186 1,641,783
Owens & Minor, Inc.
(b)
...................... 44,280 880,286
Patterson Companies, Inc. .................. 86,812 2,205,893
PetIQ, Inc. ............................. 35,829 624,141
Premier, Inc. , Class A ...................... 95,923 1,975,055
Privia Health Group, Inc.
(a)
................... 43,226 893,049
Progyny, Inc.
(b)
........................... 39,273 1,349,420
Security Shares Value
a
Health Care Providers & Services (continued)
R1 RCM, Inc. ........................... 99,151 $ 1,049,018
RadNet, Inc. ............................ 22,360 743,023
Select Medical Holdings Corp. ................ 27,711 626,269
Surgery Partners, Inc.
(a)
.................... 20,377 667,347
Tenet Healthcare Corp. ..................... 22,013 1,519,117
39,358,389
a
Health Care REITs  —  0 .7%
Healthcare Realty Trust, Inc. , Class A ........... 65,026 992,947
Medical Properties Trust, Inc. ................. 170,050 824,742
Omega Healthcare Investors, Inc. .............. 123,441 3,919,252
Physicians Realty Trust ..................... 268,585 3,137,073
Sabra Health Care REIT, Inc. ................. 57,789 843,719
9,717,733
a
Health Care Technology  —  0 .2%
Doximity, Inc. , Class A
(a)
.................... 26,564 617,613
Teladoc Health, Inc.
(a) (b)
..................... 75,117 1,362,622
Veradigm, Inc.
(b)
.......................... 53,672 616,155
2,596,390
a
Hotel & Resort REITs  —  0 .4%
DiamondRock Hospitality Co. ................. 79,194 658,894
Park Hotels & Resorts, Inc. .................. 64,946 963,149
Ryman Hospitality Properties, Inc. ............. 25,928 2,601,875
Summit Hotel Properties, Inc. ................. 103,064 645,180
Xenia Hotels & Resorts, Inc. ................. 74,913 914,688
5,783,786
a
Hotels, Restaurants & Leisure  —  2 .7%
Accel Entertainment, Inc. , Class A ............. 108,358 1,098,750
Aramark ............................... 98,545 2,760,245
Bloomin' Brands, Inc. ...................... 27,307 637,345
Boyd Gaming Corp. ....................... 19,790 1,168,600
Brinker International, Inc. ................... 30,435 1,095,964
Cheesecake Factory, Inc. (The) ............... 21,167 663,586
Choice Hotels International, Inc. ............... 8,988 991,197
Churchill Downs, Inc. ...................... 15,584 1,804,160
Dine Brands Global, Inc. .................... 14,920 648,572
Everi Holdings, Inc.
(b)
...................... 160,127 1,673,327
Hilton Grand Vacations, Inc. .................. 26,842 919,607
Jack in the Box, Inc. ....................... 9,604 694,369
Light & Wonder, Inc. ....................... 33,459 2,958,445
Marriott Vacations Worldwide Corp. ............. 16,664 1,214,806
Norwegian Cruise Line Holdings Ltd.
(b)
........... 150,130 2,292,485
Papa John's International, Inc. ................ 9,766 637,134
Penn Entertainment, Inc.
(a)
................... 28,463 699,051
Planet Fitness, Inc. , Class A ................. 36,574 2,484,838
Playa Hotels & Resorts NV .................. 84,077 634,781
SeaWorld Entertainment, Inc. ................ 18,636 911,300
Shake Shack, Inc. , Class A .................. 10,707 648,416
Six Flags Entertainment Corp. ................ 26,917 670,233
Travel + Leisure Co. ....................... 42,820 1,526,105
Wendy's Co. (The) ........................ 82,122 1,539,788
Wingstop, Inc. ........................... 9,322 2,240,636
Wyndham Hotels & Resorts, Inc. .............. 29,510 2,282,303
Xponential Fitness, Inc. , Class A ............... 45,304 618,853
35,514,896
a
Household Durables  —  2 .4%
Beazer Homes USA, Inc.
(b)
.................. 24,575 646,568
Century Communities, Inc. .................. 15,378 1,109,369
Green Brick Partners, Inc. ................... 13,708 650,445
Helen of Troy Ltd. ........................ 13,130 1,379,044
Installed Building Products, Inc. ............... 6,885 1,036,261
iRobot Corp.
(a)
........................... 21,371 771,707

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Durables (continued)
KB Home .............................. 44,355 $ 2,310,895
Leggett & Platt, Inc. ....................... 92,288 2,110,627
LGI Homes, Inc. ......................... 5,271 622,347
MDC Holdings, Inc. ....................... 15,029 665,183
Meritage Homes Corp. ..................... 16,912 2,389,666
Mohawk Industries, Inc.
(b)
................... 7,290 643,780
Newell Brands, Inc. ....................... 137,343 1,047,927
Skyline Champion Corp. .................... 12,256 737,689
Sonos, Inc.
(b)
............................ 83,428 1,259,763
Taylor Morrison Home Corp.
(b)
................ 38,931 1,755,788
Tempur Sealy International, Inc. ............... 50,818 2,048,982
Toll Brothers, Inc. ......................... 27,622 2,372,454
TopBuild Corp.
(b)
......................... 12,062 3,567,698
Tri Pointe Homes, Inc.
(b)
.................... 48,452 1,413,829
Whirlpool Corp. .......................... 29,130 3,172,257
31,712,279
a
Household Products  —  0 .2%
Energizer Holdings, Inc. .................... 20,973 646,807
Spectrum Brands Holdings, Inc. ............... 14,146 980,742
WD-40 Co. ............................. 4,309 1,042,261
2,669,810
a
Independent Power and Renewable Electricity Producers  —  0 .5%
Clearway Energy, Inc. , Class A ................ 29,221 691,661
Clearway Energy, Inc. , Class C ............... 75,063 1,874,323
Montauk Renewables, Inc. .................. 70,345 649,988
NextEra Energy Partners, LP ................. 41,632 980,017
Ormat Technologies, Inc.
(a)
.................. 26,991 1,817,034
Sunnova Energy International, Inc.
(a) (b)
........... 59,126 685,862
6,698,885
a
Industrial REITs  —  0 .8%
Americold Realty Trust, Inc. .................. 58,226 1,643,720
EastGroup Properties, Inc. .................. 9,042 1,571,047
First Industrial Realty Trust, Inc. ............... 27,016 1,271,103
LXP Industrial Trust ....................... 135,817 1,192,473
Rexford Industrial Realty, Inc. ................ 81,692 4,020,880
STAG Industrial, Inc. ...................... 17,770 637,055
10,336,278
a
Insurance  —  3 .0%
Assured Guaranty Ltd. ..................... 14,563 988,973
Axis Capital Holdings Ltd. ................... 44,832 2,525,835
BRP Group, Inc. , Class A
(a)
.................. 35,300 617,397
CNO Financial Group, Inc. ................... 92,762 2,458,193
First American Financial Corp. ................ 44,433 2,648,207
Hanover Insurance Group, Inc. (The) ........... 15,622 1,941,815
Kemper Corp. ........................... 15,838 700,515
Kinsale Capital Group, Inc. .................. 7,291 2,552,579
Lincoln National Corp. ..................... 51,526 1,225,288
Palomar Holdings, Inc. ..................... 13,403 784,210
Primerica, Inc. ........................... 12,983 2,720,068
ProAssurance Corp. ....................... 45,796 566,497
Reinsurance Group of America, Inc. ............ 22,292 3,634,934
RenaissanceRe Holdings Ltd. ................ 16,834 3,608,536
RLI Corp. .............................. 8,387 1,137,277
Ryan Specialty Holdings, Inc. , Class A
(a)
......... 32,345 1,483,665
Selective Insurance Group, Inc. ............... 39,058 3,971,808
SiriusPoint, Ltd. .......................... 62,105 663,281
Stewart Information Services Corp. ............. 24,897 1,176,383
Unum Group ............................ 72,289 3,108,427
White Mountains Insurance Group Ltd.
(a)
......... 772 1,182,642
39,696,530
a
Security Shares Value
a
Interactive Media & Services  —  0 .4%
Cars.com, Inc. ........................... 34,217 $ 637,121
Vimeo, Inc.
(a)
............................ 172,127 605,887
Yelp, Inc.
(b)
............................. 21,177 925,647
Ziff Davis, Inc.
(a) (b)
......................... 24,012 1,532,446
ZoomInfo Technologies, Inc. ................. 131,131 1,884,352
5,585,453
a
IT Services  —  0 .4%
Couchbase, Inc. ......................... 34,323 674,104
DigitalOcean Holdings, Inc.
(a)
................. 22,700 672,374
DXC Technology Co.
(b)
..................... 92,805 2,146,580
Fastly, Inc. , Class A
(a)
...................... 41,694 692,537
Kyndryl Holdings, Inc.
(a)
..................... 62,740 1,131,202
Squarespace, Inc. , Class A
(b)
................. 22,168 621,369
5,938,166
a
Leisure Products  —  0 .7%
Brunswick Corp. ......................... 27,125 2,139,349
Malibu Boats, Inc. , Class A
(a)
................. 14,025 620,466
Mattel, Inc.
(b)
............................ 132,503 2,517,557
Polaris, Inc. ............................. 11,190 922,839
Topgolf Callaway Brands Corp.
(b)
.............. 103,797 1,272,551
YETI Holdings, Inc. ....................... 50,485 2,152,681
9,625,443
a
Life Sciences Tools & Services  —  0 .7%
10X Genomics, Inc. , Class A
(a)
................ 25,181 1,095,877
Azenta, Inc. ............................ 24,019 1,353,951
Bruker Corp. ............................ 26,417 1,719,482
CryoPort, Inc. ........................... 47,089 660,188
Fortrea Holdings, Inc.
(b)
..................... 41,891 1,233,271
Medpace Holdings, Inc.
(b)
................... 5,651 1,529,839
Pacific Biosciences of California, Inc. ........... 75,689 641,843
Sotera Health Co. ........................ 46,529 635,121
8,869,572
a
Machinery  —  4 .2%
AGCO Corp. ............................ 23,437 2,660,803
Alamo Group, Inc. ........................ 7,457 1,369,851
Albany International Corp. , Class A ............. 7,787 668,280
Allison Transmission Holdings, Inc. ............. 42,814 2,289,693
Barnes Group, Inc. ........................ 24,748 652,852
Chart Industries, Inc.
(b)
..................... 16,943 2,203,098
Columbus McKinnon Corp. .................. 21,626 755,180
Crane Co. .............................. 17,993 1,901,500
Donaldson Co., Inc. ....................... 66,138 4,023,836
Energy Recovery, Inc. ...................... 76,542 1,458,890
Enerpac Tool Group Corp. , Class A ............. 28,750 784,875
Enpro, Inc. ............................. 10,677 1,371,247
ESCO Technologies, Inc. ................... 10,207 1,071,531
Federal Signal Corp. ...................... 28,990 1,998,571
Flowserve Corp. ......................... 44,471 1,701,460
Franklin Electric Co., Inc. ................... 25,660 2,283,740
Gates Industrial Corp. PLC .................. 52,911 648,689
Hillenbrand, Inc. ......................... 31,716 1,228,678
ITT, Inc. ............................... 30,412 3,292,707
John Bean Technologies Corp. ................ 14,606 1,508,800
Lincoln Electric Holdings, Inc. ................ 17,781 3,521,705
Lindsay Corp. ........................... 7,746 924,175
Manitowoc Co., Inc. (The) ................... 44,482 637,427
Mueller Water Products, Inc. , Class A ........... 159,562 2,120,579
Oshkosh Corp. .......................... 42,540 4,138,717
Proto Labs, Inc. .......................... 17,804 644,505
SPX Technologies, Inc.
(b)
.................... 19,172 1,635,563
Tennant Co. ............................ 21,589 1,848,450

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Terex Corp. ............................. 13,024 $ 644,688
Timken Co. (The) ......................... 11,160 807,984
Trinity Industries, Inc. ...................... 40,358 1,007,336
Wabash National Corp. ..................... 35,372 775,354
Watts Water Technologies, Inc. , Class A .......... 15,745 3,031,070
55,611,834
a
Media  —  0 .7%
Cable One, Inc. .......................... 3,677 1,956,458
EW Scripps Co. (The) , Class A
(a)
.............. 84,087 581,041
John Wiley & Sons, Inc. , Class A .............. 21,690 655,255
Magnite, Inc. ............................ 81,897 661,728
New York Times Co. (The) , Class A ............. 44,485 2,090,350
Nexstar Media Group, Inc. ................... 8,887 1,261,332
TEGNA, Inc. ............................ 157,181 2,409,585
9,615,749
a
Metals & Mining  —  1 .5%
Alcoa Corp. ............................. 59,419 1,595,994
ATI, Inc. ............................... 43,852 1,927,296
Carpenter Technology Corp. ................. 13,768 974,912
Commercial Metals Co. ..................... 59,183 2,682,765
Compass Minerals International, Inc. ............ 25,752 625,259
Materion Corp. .......................... 9,848 1,113,907
MP Materials Corp. , Class A ................. 39,697 629,991
Olympic Steel, Inc. ........................ 13,895 785,484
Royal Gold, Inc. .......................... 39,153 4,768,836
Ryerson Holding Corp. ..................... 22,479 696,175
Schnitzer Steel Industries, Inc. , Class A .......... 54,929 1,407,830
United States Steel Corp. ................... 62,957 2,260,156
Warrior Met Coal, Inc. ...................... 12,140 679,476
20,148,081
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .7%
AGNC Investment Corp. .................... 172,078 1,517,728
Apollo Commercial Real Estate Finance, Inc. ...... 61,658 664,673
Blackstone Mortgage Trust, Inc. , Class A ......... 65,475 1,452,236
Hannon Armstrong Sustainable Infrastructure Capital,
Inc. ................................ 56,086 1,357,842
Invesco Mortgage Capital, Inc. ................ 81,225 650,612
KKR Real Estate Finance Trust, Inc. ............ 85,730 1,076,769
Starwood Property Trust, Inc. ................. 101,427 2,015,354
8,735,214
a
Multi-Utilities  —  0 .2%
Avista Corp. ............................ 79,931 2,713,657
a
Office REITs  —  1 .1%
Brandywine Realty Trust .................... 176,721 788,176
COPT Defense Properties ................... 120,360 2,912,712
Cousins Properties, Inc. .................... 95,499 1,959,640
Easterly Government Properties, Inc. ........... 85,111 992,394
Highwoods Properties, Inc. .................. 90,043 1,706,315
Hudson Pacific Properties, Inc. ................ 119,231 699,886
JBG SMITH Properties ..................... 71,579 982,064
Kilroy Realty Corp. ........................ 44,741 1,475,558
Piedmont Office Realty Trust, Inc. , Class A ........ 140,696 875,129
SL Green Realty Corp. ..................... 23,155 846,778
Vornado Realty Trust ...................... 33,212 781,810
14,020,462
a
Oil, Gas & Consumable Fuels  —  3 .6%
Antero Midstream Corp. .................... 179,980 2,397,334
Antero Resources Corp. .................... 126,295 2,984,351
Berry Corp. ............................. 96,267 691,197
California Resources Corp. .................. 23,897 1,223,765
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.
(b)
..................... 19,948 $ 623,774
Chord Energy Corp. ....................... 7,124 1,155,085
Civitas Resources, Inc. ..................... 24,657 1,693,689
Clean Energy Fuels Corp.
(a) (b)
................. 269,626 973,350
CNX Resources Corp.
(a)
.................... 112,135 2,339,136
Delek U.S. Holdings, Inc. ................... 34,495 936,194
DT Midstream, Inc. ........................ 64,990 3,723,277
EnLink Midstream LLC ..................... 200,082 2,735,121
Equitrans Midstream Corp. .................. 183,196 1,718,378
Excelerate Energy, Inc. , Class A ............... 35,547 594,346
Green Plains, Inc.
(b)
....................... 13,938 346,777
Kinetik Holdings, Inc. , Class A ................ 42,656 1,550,972
Kosmos Energy Ltd. ....................... 364,088 2,472,158
Matador Resources Co. .................... 11,591 670,887
Murphy Oil Corp. ......................... 64,261 2,748,443
New Fortress Energy, Inc. , Class A ............. 22,700 873,496
Par Pacific Holdings, Inc. ................... 21,500 736,805
PBF Energy, Inc. , Class A ................... 34,924 1,550,626
Permian Resources Corp. , Class A ............. 178,427 2,344,531
Range Resources Corp. .................... 107,057 3,479,352
SM Energy Co. .......................... 31,813 1,191,397
Southwestern Energy Co. ................... 466,747 3,075,863
Talos Energy, Inc.
(a)
....................... 69,727 970,600
Uranium Energy Corp. ..................... 100,634 656,134
VAALCO Energy, Inc. ...................... 138,927 646,011
World Kinect Corp. ........................ 34,310 721,882
47,824,931
a
Paper & Forest Products  —  0 .2%
Louisiana-Pacific Corp. ..................... 21,668 1,321,531
Sylvamo Corp. .......................... 13,653 686,473
2,008,004
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(b)
..................... 83,996 3,175,889
a
Personal Care Products  —  0 .3%
BellRing Brands, Inc. ...................... 20,288 1,073,235
Coty, Inc. , Class A ........................ 65,655 748,467
Edgewell Personal Care Co. ................. 19,430 676,358
elf Beauty, Inc. .......................... 14,031 1,656,921
4,154,981
a
Pharmaceuticals  —  1 .1%
Amphastar Pharmaceuticals, Inc.
(a) (b)
............ 11,444 644,526
Arvinas, Inc. ............................ 29,850 655,804
ATAI Life Sciences NV
(a)
.................... 102,923 107,040
Axsome Therapeutics, Inc. .................. 14,140 953,743
Cassava Sciences, Inc.
(a)
................... 28,515 593,967
Corcept Therapeutics, Inc.
(b)
................. 25,214 642,201
Cymabay Therapeutics, Inc. ................. 46,486 889,277
Elanco Animal Health, Inc.
(a)
.................. 167,145 1,968,968
Harmony Biosciences Holdings, Inc.
(b)
........... 23,376 679,307
Intra-Cellular Therapies, Inc. ................. 28,569 1,753,280
Nuvation Bio, Inc. , Class A ................... 101,315 125,631
Organon & Co. .......................... 78,761 891,575
Perrigo Co. PLC ......................... 42,651 1,299,149
Phibro Animal Health Corp. , Class A ............ 62,683 601,130
Pliant Therapeutics, Inc.
(a)
................... 45,343 629,814
Revance Therapeutics, Inc.
(a)
................. 87,210 590,412
Tarsus Pharmaceuticals, Inc. ................. 37,099 613,246
Tilray Brands, Inc.
(a)
....................... 358,041 648,054
14,287,124
a

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Professional Services  —  2 .5%
ASGN, Inc.
(a) (b)
........................... 28,424 $ 2,536,558
CBIZ, Inc. .............................. 12,846 743,655
Clarivate PLC ........................... 156,227 1,212,321
Concentrix Corp. ......................... 16,737 1,573,111
CSG Systems International, Inc. ............... 32,346 1,591,100
ExlService Holdings, Inc.
(b)
.................. 80,351 2,279,558
Exponent, Inc. ........................... 8,429 648,696
First Advantage Corp. ...................... 59,678 925,606
FTI Consulting, Inc. ....................... 15,793 3,481,725
Huron Consulting Group, Inc. ................. 6,249 650,958
ICF International, Inc. ...................... 13,018 1,821,869
KBR, Inc. .............................. 101,667 5,253,134
Kelly Services, Inc. , Class A , NVS ............. 53,400 1,110,186
Korn Ferry ............................. 16,959 877,459
ManpowerGroup, Inc. ...................... 18,182 1,349,286
Maximus, Inc. ........................... 7,828 653,560
Paycor HCM, Inc.
(a)
....................... 45,097 956,507
TriNet Group, Inc.
(a) (b)
...................... 22,124 2,564,835
TrueBlue, Inc. ........................... 92,065 1,283,386
Upwork, Inc. ............................ 45,682 643,659
Verra Mobility Corp. , Class A ................. 38,483 772,739
32,929,908
a
Real Estate Management & Development  —  0 .7%
Anywhere Real Estate, Inc.
(b)
................. 123,238 663,020
Cushman & Wakefield PLC .................. 89,650 736,026
DigitalBridge Group, Inc. , Class A .............. 41,188 710,905
Howard Hughes Holdings, Inc.
(a)
............... 33,725 2,479,125
Jones Lang LaSalle, Inc. .................... 21,848 3,397,801
Marcus & Millichap, Inc. .................... 20,324 699,349
8,686,226
a
Residential REITs  —  0 .1%
Elme Communities ........................ 74,823 983,174
Veris Residential, Inc. ...................... 62,039 898,945
1,882,119
a
Retail REITs  —  1 .5%
Agree Realty Corp. ....................... 22,964 1,359,698
Brixmor Property Group, Inc. ................. 93,726 2,016,984
Federal Realty Investment Trust ............... 83,631 7,994,287
Kite Realty Group Trust ..................... 32,804 692,821
Macerich Co. (The) ....................... 136,211 1,562,340
NNN REIT, Inc. .......................... 63,047 2,560,969
Phillips Edison & Co., Inc. ................... 36,652 1,291,617
SITE Centers Corp. ....................... 101,933 1,344,496
Tanger, Inc. ............................. 29,475 735,696
19,558,908
a
Semiconductors & Semiconductor Equipment  —  2 .3%
Ambarella, Inc.
(b)
......................... 11,777 691,428
Axcelis Technologies, Inc.
(b)
.................. 4,977 618,541
Cirrus Logic, Inc. ......................... 30,758 2,334,840
Credo Technology Group Holding, Ltd. .......... 35,687 639,154
FormFactor, Inc.
(b)
........................ 16,435 617,627
Ichor Holdings, Ltd. ....................... 25,481 665,818
Kulicke & Soffa Industries, Inc. ................ 46,009 2,370,384
MKS Instruments, Inc. ..................... 25,155 2,076,545
Onto Innovation, Inc. ...................... 23,602 3,328,118
PDF Solutions, Inc. ....................... 25,944 778,061
Power Integrations, Inc. .................... 30,670 2,343,495
Rambus, Inc. ........................... 46,025 3,114,512
Silicon Laboratories, Inc. .................... 14,227 1,499,099
SMART Global Holdings, Inc. ................. 39,215 653,322
SolarEdge Technologies, Inc. ................. 15,977 1,268,254
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.
(b)
......................... 8,221 $ 832,294
Universal Display Corp. .................... 12,455 2,107,386
Veeco Instruments, Inc. .................... 65,664 1,873,394
Wolfspeed, Inc. .......................... 50,659 1,867,291
29,679,563
a
Software  —  6 .3%
A10 Networks, Inc. ........................ 54,657 682,666
ACI Worldwide, Inc.
(b)
...................... 52,419 1,401,684
Adeia, Inc. ............................. 66,043 606,935
Agilysys, Inc.
(b)
.......................... 7,290 627,596
Altair Engineering, Inc. , Class A ............... 23,071 1,671,725
Alteryx, Inc. , Class A
(a)
..................... 18,116 725,546
Appfolio, Inc. , Class A ...................... 8,294 1,569,639
AppLovin Corp. , Class A
(a)
................... 35,840 1,343,283
Asana, Inc. , Class A ....................... 31,136 654,167
Aurora Innovation, Inc. , Class A ............... 292,009 639,500
Blackbaud, Inc. .......................... 23,313 1,754,070
BlackLine, Inc. ........................... 25,116 1,452,961
Box, Inc. , Class A
(b)
....................... 71,803 1,879,084
Braze, Inc. , Class A
(a)
...................... 15,971 877,447
C3.ai, Inc. , Class A
(a)
...................... 27,999 815,331
CCC Intelligent Solutions Holdings, Inc. .......... 77,596 906,321
Cerence, Inc. ........................... 36,103 624,221
CommVault Systems, Inc.
(b)
.................. 21,156 1,556,658
Digimarc Corp. .......................... 20,240 675,814
Dolby Laboratories, Inc. , Class A .............. 39,093 3,367,080
DoubleVerify Holdings, Inc. .................. 59,570 1,977,724
E2open Parent Holdings, Inc. , Class A ........... 184,453 671,409
Elastic NV ............................. 31,713 2,548,457
Envestnet, Inc. .......................... 18,920 719,528
Five9, Inc. ............................. 28,033 2,136,675
Freshworks, Inc. , Class A
(a)
.................. 46,475 930,429
Gitlab, Inc. , Class A ....................... 26,179 1,265,493
Guidewire Software, Inc. .................... 40,464 4,043,972
HashiCorp, Inc. , Class A
(a)
................... 31,761 680,321
Informatica, Inc. , Class A .................... 26,119 655,326
Intapp, Inc. ............................. 16,919 634,462
InterDigital, Inc. .......................... 12,936 1,292,565
Jamf Holding Corp.
(a)
...................... 38,302 630,834
JFrog Ltd. .............................. 28,567 770,738
LiveRamp Holdings, Inc. .................... 27,786 921,384
Marathon Digital Holdings, Inc.
(a)
............... 60,805 727,836
Matterport, Inc. .......................... 245,519 618,708
MicroStrategy, Inc. , Class A
(a)
................. 3,686 1,836,734
Model N, Inc. ........................... 31,443 721,617
N-able, Inc. ............................. 55,787 664,423
NCR Voyix Corp. ......................... 49,234 771,989
Nutanix, Inc. , Class A ...................... 86,968 3,747,451
PagerDuty, Inc.
(a)
......................... 35,389 771,480
Pegasystems, Inc. ........................ 18,448 958,927
PowerSchool Holdings, Inc. , Class A ............ 28,806 671,756
Procore Technologies, Inc.
(a)
................. 32,873 1,942,466
Progress Software Corp. .................... 48,916 2,634,616
PROS Holdings, Inc. ...................... 22,921 837,763
Q2 Holdings, Inc.
(a)
........................ 20,954 744,286
Qualys, Inc.
(b)
........................... 5,728 1,058,764
Rapid7, Inc. ............................ 16,679 903,168
RingCentral, Inc. , Class A ................... 30,953 880,922
Riot Platforms, Inc. ........................ 57,542 722,152
SentinelOne, Inc. , Class A
(a)
.................. 67,828 1,294,837
Smartsheet, Inc. , Class A ................... 39,435 1,671,255
Sprinklr, Inc. , Class A ...................... 42,320 663,578
Sprout Social, Inc. , Class A .................. 17,199 978,623
SPS Commerce, Inc.
(b)
..................... 15,740 2,711,687

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Tenable Holdings, Inc.
(b)
.................... 38,254 $ 1,583,333
Teradata Corp.
(b)
......................... 48,024 2,269,134
Varonis Systems, Inc.
(a)
..................... 25,871 1,083,736
Verint Systems, Inc. ....................... 44,921 1,103,709
Workiva, Inc. , Class A ...................... 28,720 2,762,002
Xperi, Inc.
(a)
............................. 63,472 655,031
Zuora, Inc. , Class A ....................... 78,870 719,294
82,422,322
a
Specialized REITs  —  0 .7%
CubeSmart ............................. 68,677 2,730,598
EPR Properties .......................... 21,103 941,616
Outfront Media, Inc. ....................... 71,764 877,674
PotlatchDeltic Corp. ....................... 56,762 2,601,970
Uniti Group, Inc. ......................... 264,712 1,463,857
8,615,715
a
Specialty Retail  —  3 .6%
Abercrombie & Fitch Co. , Class A .............. 16,937 1,285,349
Advance Auto Parts, Inc. .................... 18,366 932,809
American Eagle Outfitters, Inc. ................ 68,096 1,295,867
America's Car-Mart, Inc. .................... 8,092 646,308
Asbury Automotive Group, Inc.
(b)
............... 7,415 1,555,815
AutoNation, Inc.
(a) (b)
....................... 9,589 1,297,104
Boot Barn Holdings, Inc. .................... 9,211 674,982
Caleres, Inc. ............................ 23,738 720,686
Carvana Co. , Class A
(a)
..................... 27,375 857,385
Chico's FAS, Inc. ......................... 86,968 655,739
Five Below, Inc. .......................... 19,192 3,616,924
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 31,773 2,913,902
Foot Locker, Inc. ......................... 40,069 1,079,058
GameStop Corp. , Class A
(a)
.................. 79,963 1,163,462
Gap, Inc. (The) .......................... 89,642 1,799,115
Genesco, Inc. ........................... 20,487 765,599
Group 1 Automotive, Inc. .................... 8,743 2,466,400
Hibbett, Inc. ............................ 12,203 763,298
Leslie's, Inc. ............................ 136,772 674,286
Lithia Motors, Inc. ........................ 9,934 2,652,279
MarineMax, Inc.
(a) (b)
....................... 21,169 631,471
Murphy USA, Inc. ........................ 10,082 3,725,803
National Vision Holdings, Inc. ................. 37,599 693,701
ODP Corp. (The) ......................... 13,596 619,298
Petco Health & Wellness Co., Inc. , Class A ........ 162,495 490,735
RH
(a)
................................. 3,426 924,917
Sally Beauty Holdings, Inc.
(a)
................. 68,821 665,499
Signet Jewelers Ltd. ....................... 16,726 1,374,543
Upbound Group, Inc. ...................... 21,868 636,359
Urban Outfitters, Inc. ...................... 17,624 629,177
Valvoline, Inc. ........................... 38,980 1,334,675
Victoria's Secret & Co.
(b)
.................... 31,186 840,463
Wayfair, Inc. , Class A ...................... 23,377 1,304,437
Williams-Sonoma, Inc. ..................... 28,486 5,342,264
47,029,709
a
Technology Hardware, Storage & Peripherals  —  0 .4%
IonQ, Inc.
(a)
............................. 51,104 625,002
Pure Storage, Inc. , Class A
(b)
................. 94,760 3,156,456
Xerox Holdings Corp. ...................... 69,290 969,367
4,750,825
a
Textiles, Apparel & Luxury Goods  —  1 .4%
Capri Holdings Ltd. ....................... 35,203 1,705,233
Carter's, Inc. ............................ 13,944 950,841
Columbia Sportswear Co. ................... 16,334 1,279,442
Crocs, Inc. ............................. 24,941 2,634,019
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc. ........................ 166,686 $ 606,737
Kontoor Brands, Inc. ....................... 22,621 1,243,476
Levi Strauss & Co. , Class A .................. 48,712 754,549
Movado Group, Inc. ....................... 31,073 812,559
PVH Corp. ............................. 27,793 2,717,600
Ralph Lauren Corp. , Class A ................. 6,093 788,312
Steven Madden, Ltd. ...................... 41,429 1,570,988
Tapestry, Inc. ............................ 77,069 2,440,775
Under Armour, Inc. , Class A
(a)
................. 83,911 683,036
18,187,567
a
Trading Companies & Distributors  —  1 .7%
Air Lease Corp. , Class A .................... 33,357 1,293,918
Applied Industrial Technologies, Inc. ............ 7,514 1,202,766
Beacon Roofing Supply, Inc.
(b)
................ 20,231 1,625,763
Boise Cascade Co. ....................... 19,827 2,167,091
Core & Main, Inc. , Class A
(a)
.................. 41,968 1,470,139
FTAI Aviation, Ltd. ........................ 18,150 747,961
GATX Corp. ............................ 19,637 2,140,433
Herc Holdings, Inc. ........................ 10,130 1,252,676
McGrath RentCorp ........................ 9,996 1,016,493
MRC Global, Inc.
(a)
........................ 60,156 622,013
NOW, Inc.
(b)
............................ 63,903 637,113
Rush Enterprises, Inc. , Class A ............... 18,436 731,356
Rush Enterprises, Inc. , Class B ............... 17,421 759,730
SiteOne Landscape Supply, Inc.
(a)
.............. 23,579 3,320,395
WESCO International, Inc. ................... 18,510 2,884,784
21,872,631
a
Water Utilities  —  0 .3%
American States Water Co. .................. 25,071 2,003,173
SJW Group ............................. 27,362 1,796,042
3,799,215
a
Wireless Telecommunication Services  —  0 .2%
Gogo, Inc. ............................. 62,783 629,713
Telephone and Data Systems, Inc. ............. 43,613 859,176
United States Cellular Corp. ................. 14,399 654,147
2,143,036
a
Total Common Stocks — 99.6%
(Cost: $ 1,346,658,854 ) ............................... 1,305,892,534
a
Rights
Biotechnology  —  0 .0%
Chinook Therapeutics, Inc. , CVR (Expires 01/01/26)
(c)
30,052 12,922
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 12,922
Total Long-Term Investments — 99.6%
(Cost: $ 1,346,658,854 ) ............................... 1,305,905,456

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  6 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(d) (e) (f)
...................... 75,921,522 $ 75,959,483
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.34%
(d) (e)
............................ 3,328,030 3,328,030
a
Total Short-Term Securities — 6.0%
(Cost: $ 79,232,543 ) ................................. 79,287,513
Total Investments — 105.6%
(Cost: $ 1,425,891,397 ) ............................... 1,385,192,969
Liabilities in Excess of Other Assets — ( 5 .6 ) % ............... (74,066,882)
Net Assets — 100.0% ................................. $ 1,311,126,087
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/23
  Shares Held
at 11/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 109,796,514  $ —  $ (33,857,744)
(a)
$ 12,927  $ 7,786  $ 75,959,483  75,921,522  $ 207,622
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,304,286  —  (1,976,256)
(a)
—  —  3,328,030  3,328,030  51,735  —
$ 12,927  $ 7,786
$ 79,287,513
$ 259,357  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 40 12/15/23 $ 3,624 $ 78,332
E-Mini S&P MidCap 400 Index ............................................................. 8 12/15/23 2,054 36,194
$ 114,526

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023

Schedule of Investments
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,303,795,877 $ 2,096,657 $ — $ 1,305,892,534
Rights ................................................ — — 12,922 12,922
Short-Term Securities
Money Market Funds ...................................... 79,287,513 — — 79,287,513
$ 1,383,083,390 $ 2,096,657 $ 12,922 $ 1,385,192,969
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 114,526 $ — $ — $ 114,526
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)